Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

September 30, 2022

Dates Covered
Collections Period	09/01/22 - 09/30/22
Interest Accrual Period	09/15/22 - 10/16/22
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/22	146,302,333.01	14,748
Yield Supplement Overcollateralization Amount 08/31/22	3,613,439.00	0
Receivables Balance 08/31/22	149,915,772.01	14,748
Principal Payments	9,085,244.54	541
Defaulted Receivables	176,045.37	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/22	3,260,970.26	0
Pool Balance at 09/30/22	137,393,511.84	14,195

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.66%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,372,906.37	157
Past Due 61-90 days	529,273.24	37
Past Due 91-120 days	96,788.65	6
Past Due 121+ days	0.00	0
Total	2,998,968.26	200

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.13%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Delinquency Trigger Occurred	NO

Recoveries	112,376.12
Aggregate Net Losses/(Gains) - September 2022	63,669.25
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.51%
Prior Net Losses/(Gains) Ratio	-0.19%
Second Prior Net Losses/(Gains) Ratio	-0.04%
Third Prior Net Losses/(Gains) Ratio	0.19%
Four Month Average	0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.86%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average Contract Rate	4.08%
Weighted Average Contract Rate, Yield Adjusted	6.53%
Weighted Average Remaining Term	24.63

Flow of Funds	$ Amount
Collections	9,719,469.33
Investment Earnings on Cash Accounts	5,419.18
Servicing Fee	(124,929.81)
Transfer to Collection Account	-
Available Funds	9,599,958.70

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	251,566.35
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	3,717,480.19
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	306,938.85

Total Distributions of Available Funds	9,599,958.70

Servicing Fee	124,929.81
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 09/15/22	141,110,992.03
Principal Paid	8,908,821.17
Note Balance @ 10/17/22	132,202,170.86

Class A-1
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-2
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-3
Note Balance @ 09/15/22	11,440,992.03
Principal Paid	8,908,821.17
Note Balance @ 10/17/22	2,532,170.86
Note Factor @ 10/17/22	0.7297322%

Class A-4
Note Balance @ 09/15/22	82,950,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	82,950,000.00
Note Factor @ 10/17/22	100.0000000%

Class B
Note Balance @ 09/15/22	31,150,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	31,150,000.00
Note Factor @ 10/17/22	100.0000000%

Class C
Note Balance @ 09/15/22	15,570,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	15,570,000.00
Note Factor @ 10/17/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	384,198.68
Total Principal Paid	8,908,821.17
Total Paid	9,293,019.85

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	28,983.85
Principal Paid	8,908,821.17
Total Paid to A-3 Holders	8,937,805.02

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3709663
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.6019882
Total Distribution Amount	8.9729545

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0835269
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	25.6738362
Total A-3 Distribution Amount	25.7573631

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	417.28
Noteholders' Principal Distributable Amount	582.72

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/22	2,595,670.49
Investment Earnings	4,803.53
Investment Earnings Paid	(4,803.53)
Deposit/(Withdrawal)	-
Balance as of 10/17/22	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$654,616.07	$762,098.43	$395,637.46
Number of Extensions	50	50	29
Ratio of extensions to Beginning of Period Receivables Balance	0.44%	0.48%	0.23%